Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of
	June 30, 2025	December 31, 2024
	(Unaudited)
Smart electric vehicles	$430	$1,313
Auto parts and other materials	552	1,110
Total	$982	$2,423

Inventories, net consisted of the following:

	As of December 31,
	2024	2023
Smart electric vehicles	$1,313	$175
Vehicles in production	—	6,545
Auto parts and other materials	1,110	1,050
Total	$2,423	$7,770